Note 22 - Eersteling (Details Textual) - SH Minerals [member] - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 31, 2018	Mar. 29, 2020	Dec. 31, 2019	Jan. 31, 2020	Jul. 12, 2016
Statement Line Items [Line Items]
Share sale agreement, once off payment					$ 3,000
Share sale agreement, amendment, purchase price	$ 3,000
Share sale agreement, amendment, amount of each payment	$ 1,000
Share sale agreement, amendment, amount of payment, received			$ 1,000
Outstanding receivable from sale of subsidiaries			$ 1,000
Sales agreement with Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Share sale agreement, amendment, amount of payment, received		$ 901
Outstanding receivable from sale of subsidiaries				$ 99